Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk	$ (379)
Maximum exposure to credit risk	520	$ 514
Cumulative change in fair value attributable to changes in credit risk	(442)
Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	107
Transfers out of Level 3 to Level 2	211
Transfers out of Level 3 to Level 2	318
Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	69
Transfers out of Level 3 to Level 2	109	86
Banking services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	5,134	5,270
Investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	13,166	12,117
Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		621
Derivative liabilities [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	120
Transfers out of Level 3 to Level 2	185	373
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	113	214
Transfers out of Level 3 to Level 2	347	559
Derivative assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		1,996
Transfers out of Level 2 to Level 3	51
Derivative assets [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	76	459
Loan [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	624
Transfers out of Level 3 to Level 2	179	317
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	117
Negative fair value using reasonably possible alternatives	(115)
Positive fair value using other reasonably possible alternatives assets recorded in other components of equity	49
Negative fair value using other reasonably possible alternatives assets recorded in other components of equity	(47)
Negative fair value movement from using reasonably possible alternatives	(59)
Positive fair value movement from using reasonably possible alternatives	17
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 804	202
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Discount rate adjustment when discounted cash flow method is used to determine fair value	2.00%
Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 1,125	$ 1,250
Investment [Member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	1,200
Transfers out of Level 2 to Level 1	$ 937